Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MANAGED POOL SERIES
Prospectus Date	rr_ProspectusDate	Jan. 30, 2024
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2024